Preferred Stock and Common Stock (Details Narrative) - USD ($)												1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	May 04, 2026	Mar. 01, 2026	Feb. 05, 2026	Feb. 04, 2026	Jan. 30, 2026	Jan. 12, 2026	Oct. 27, 2025	Sep. 30, 2025	Aug. 06, 2025	Jun. 30, 2025	Nov. 17, 2023	Dec. 31, 2025	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 31, 2026	Apr. 09, 2026	Apr. 02, 2026	Nov. 03, 2025	Sep. 19, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value												$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, par value												0.0001				$ 0.0001			$ 0.0001		0.0001	$ 0.0001
Gross proceeds																$ 100,010			$ 1,882,000
Stock issued, value																		$ 433,000				$ 3,000,000
Exercise price per share												$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Stock issued during the period , other															$ 2,096
Stock issued during the period , other															49,348
Preferred stock, shares authorized												148,438,108				148,438,108			148,438,108		148,438,108	88,400,879
Class of Warrant or Right, Outstanding		800,000					600,000
Issuance of common stock upon exercise of warrants																$ 367,000			$ 367,000
Warrants exercise price per share										$ 64.95			$ 64.95					$ 64.95		$ 64.95
Dividends																$ 131			$ 267		$ 4,968
Sale of Stock, Consideration Received on Transaction							$ 1,000					$ 1,050
Number of non-voting common stock issued and outstanding after conversion												2,500,000				2,500,000			2,500,000		2,500,000
Dividends payable																$ 325			$ 325
Preferred Stock, Shares Outstanding												17,494,820				14,651,864			14,651,864		17,494,820	26,560,266
Common Stock Dividends, Shares																1,106			1,106
Dividends, Common Stock, Stock																			$ 6,073
Debt Instrument, Description		(i) $45 per share for 225,000 shares for a period of 60 days; (ii) $55 per share for 187,500 shares for a period of 60 days; and (iii) $65 per share for 187,500 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $247 per share.		(i) the successful consummation of the direct listing and (ii) the closing of financings with aggregate gross proceeds of at least $5.0 million, the Company issued 20,911 shares of common stock to certain designees, representing 0.5% of the Company’s outstanding common stock on a fully diluted basis. The shares were issued as consideration for investment banking and advisory services and had an aggregate value of approximately $33,801,000, based on an implied value of $660.00 per share. The fair value of the shares issued was recorded as an increase to additional paid-in capital, with an offsetting reduction to additional paid-in capital as equity issuance costs related to the direct listing.
Warrant, Exercise Price, Increase		$ 247
Aggregate gross proceeds																							$ 50,000,000.0	$ 300,000,000.0
Exercise of warrants shares	100,000
Debt Conversion, Description	a number of conversion shares exceeding 10% of the total daily trading volume of the Company’s common stock, unless such sales are made at a price equal to or greater than 115% of the closing price of the Company’s common stock on the immediately preceding trading day.
Stock issued during period common shares for services													229,650						50,908
Aggregate non cash consideration																			$ 2,471,000
Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 70
Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	80
Tranche Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 90
Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding										66,667			66,667					66,667		66,667
Issuance of common stock upon exercise of warrants										$ 3,000			$ 3,000					$ 3,000		$ 3,000
Warrants exercise price per share										$ 64.95			$ 64.95					$ 64.95		$ 64.95
Warrants expiration dates, description																				16,667 warrants have an expiration date of eight (8) months, 16,667 warrants have an expiration date of sixteen (16) months, and 33,333 warrants have an expiration date of two (2) years from the issuance date
Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding							1,250,000
Warrants exercise price per share							$ 247
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							1,250,000
Warrant or right reason for issuance, description							800,000 warrants have an expiration date of nine (9) months, 150,000 warrants have an expiration date of sixteen (16) months, and 300,000 warrants have an expiration date of two (2) years from the issuance date
Equity Line Financing Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																$ 4,000,029
Number of shares issued																321,909
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																$ 3,350,000			$ 3,350,000
Warrants exercise price per share																$ 64.95			$ 64.95
Issuance of common stock upon exercise of warrants																51,667			51,667
Series C Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value										0.0001			0.0001					0.0001		$ 0.0001
Stock issued, price per share										$ 10.00			10.00					10.00		$ 10.00
[custom:IssuanceOfSeriesCConvertiblePreferredStockNetOfIssuanceCosts]																				329,671
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				98,902	131,867	93,407	109,891					115,385
Issuance of common stock upon exercise of warrants																									$ 506
Sale of Stock, Consideration Received on Transaction				$ 900,000	$ 1,200,000	$ 850,000
Issuance of common stock upon exercise of warrants																405			71,705
Series D Preferred Stock [Member] | Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							549,451
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends description																					(i) the prime rate, plus 6.5%, or (ii) 12%, payable monthly in arrears on the stated value. At the option of the company, dividends may be paid in cash or in shares of common stock valued at the conversion price
Gross proceeds																					$ 10,000,000
preferred stock redemption amount												$ 1,000,000									1,000,000
Stock Issued During Period, Shares, Conversion of Units			73,893
Preferred Stock, Shares Outstanding			682,770
Series E Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																					20,000,000
preferred stock redemption amount												2,000,000									2,000,000
Series E Preferred Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																					30,000,000
preferred stock redemption amount												$ 2,000,000									2,000,000
Series E Preferred Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds																					$ 40,000,000
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																						$ 0.0001
Number of shares issued											102,579											102,545
Stock issued, value											$ 3,006,000											$ 3,000,000
Stock issued, price per share											$ 0.0001
Exercise price per share											$ 29.25											$ 29.25
Series C F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued										120,568				16,586
Stock issued, value										$ 5,120,000
Stock issued, price per share										$ 0.0001			0.0001					0.0001		$ 0.0001
Exercise price per share										42.47			42.47	$ 42.47				42.47		42.47
Proceeds from shares issued														$ 797,000
Fundraising fees														$ 140,000
Series C F Preferred Stock [Member] | Listing Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued														47,833
Stock issued, value														$ 2,031,000
Stock issued, price per share														$ 0.0001
Convertible Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share										40.53			40.53					40.53		40.53
Convertible Common Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share										$ 40.53			$ 40.53					$ 40.53		$ 40.53
Series CF-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								10,602
Stock issued, value								$ 819,000
Stock issued, price per share								$ 0.0001
Exercise price per share								$ 77.286
Fundraising fees								$ 56,000
Series E Convertible Preferred Stock [Member] | Securities Purchase And Conversion Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued, price per share									$ 75
Exercise price per share									$ 10.00
Debt Conversion, Converted Instrument, Rate									50.00%
Stock Issued During Period, Value, Conversion of Units									$ 6,800,000
Stock Issued During Period, Shares, Conversion of Units									682,770
Debt Instrument, Convertible, Conversion Price									$ 92.4
Series B-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of non-voting common stock issued and outstanding after conversion																										351,283
Preferred stock outstanding																			607,775
Series D Financing Transactions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate common stock shares issued	450,000
Exercise of warrants shares	50,000
Series D Financing Transactions [Member] | Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 25
Series D Financing Transactions [Member] | Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	35
Series D Financing Transactions [Member] | Tranche Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 45
Series D Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants shares cancelled	15,991,902
Series C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants shares cancelled	300,000
Series D Preferred Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares, price per share	$ 40.53
Series B-3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock outstanding																			2,235,181
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock convertible conversion price												$ 75									$ 75
Number of shares issued																						2,050,896
Stock issued, value
Preferred Stock, Shares Outstanding												17,494,820				14,651,864			14,651,864		17,494,820	26,560,266
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights																			The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.		The holders of Series C Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value												$ 10.00				$ 10.00			$ 10.00		$ 10.00
Stock convertible conversion price												40.53				$ 40.53			40.53		$ 40.53
Conversion of shares, price per share																			$ 2.0265
Preferred stock shares converted																277,171			277,171
Conversion of shares																			68,387
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights																			The holders of Series D Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.		The holders of Series D Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value												10.00				$ 10.00			$ 10.00		$ 10.00
Stock convertible conversion price												247				$ 247			247		$ 247
Conversion of shares, price per share																			$ 247
Preferred stock shares converted																24,000			24,000
Conversion of shares																			972
Preferred Stock [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights																					The holders of Series E Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation
Preferred stock, par value												10.00									$ 10.00
Stock convertible conversion price												$ 92.4									$ 92.4
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights													Each share of Series F Preferred Stock entitles the holder to cast 40,000 votes on all matters submitted to the Company’s shareholders or acted upon by written consent						The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote		The holders of Series F Preferred Stock are entitled to cast 40,000 votes for each one (1) share of Series F Preferred Stock and shall vote together, along with holders of other Preferred Stock entitled to vote thereon, with the holders of Common Stock as a single class. The holders of the Series F Preferred stock shall be entitled to vote on all matters on which holders of Common stock are entitled to vote
Preferred stock, shares authorized										10,000		10,000	10,000			10,000		10,000	10,000	10,000	10,000
Preferred Stock, Shares Outstanding												10,000				10,000			10,000		10,000
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												25,356,256				25,356,256			25,356,256		25,356,256	25,356,256
Preferred Stock, Shares Outstanding												8,204,944				8,204,944			8,204,944		8,204,944	8,204,944
Preferred Stock [Member] | Series CF-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												2,900,000									2,900,000
Preferred Stock, Shares Outstanding
Preferred Stock [Member] | Series B-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												27,463,149				27,463,149			27,463,149		27,463,149	27,463,149
Preferred Stock, Shares Outstanding												2,128,737				1,520,962			1,520,962		2,128,737	9,154,388
Preferred Stock [Member] | Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Voting rights																			The holders of Series G Preferred Stock shall have no voting rights, except as required by law and as expressly provided in the certificate of designation.
Preferred stock, par value																$ 10.00			$ 10.00
Stock convertible conversion price																$ 40.53			$ 40.53
Preferred Stock [Member] | Series B-3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												21,453,390				21,453,390			21,453,390		21,453,390	21,453,390
Preferred Stock, Shares Outstanding												7,151,139				4,915,958			4,915,958		7,151,139	7,151,139
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																		10,190
Stock issued, value
Issuance of common stock upon exercise of warrants																71,300	405
Preferred stock outstanding																			142,148
Stock issued during period common shares for services																42,809	8,099				11,483